Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues	$ 581	$ 1,062
Software as a Service [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues	28	62
Professional services [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues	145
Walmart [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues		1,000
Financial Services [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues	175
Oil and Gas Services [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues	225
Equipment Rental [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues	4
Fuel Rebate [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Total Revenues	$ 4